Schedule of Investments (unaudited)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.3%
Agrana Beteiligungs AG	1,008	$13,647
ams-OSRAM AG(a)	23,499	133,013
ANDRITZ AG	5,773	268,309
AT&S Austria Technologie & Systemtechnik AG	2,193	67,731
BAWAG Group AG(b)	7,170	346,137
CA Immobilien Anlagen AG	3,703	116,957
DO & CO AG(a)(c)	597	46,924
EVN AG	3,184	52,970
FACC AG(a)(c)	1,670	10,727
IMMOFINANZ AG(a)(c)	2,883	33,991
Kontron AG(c)	3,584	51,873
Lenzing AG	1,159	55,451
Oesterreichische Post AG(c)	2,829	80,494
Palfinger AG	1,291	29,831
Porr AG	1,480	15,270
Raiffeisen Bank International AG	12,698	176,594
S IMMO AG	3,070	69,027
Schoeller-Bleckmann Oilfield Equipment AG	834	45,878
Semperit AG Holding(c)	915	18,092
Strabag SE	1,285	49,336
Telekom Austria AG	14,371	83,538
UNIQA Insurance Group AG	10,553	68,392
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,210	71,794
Wienerberger AG	9,792	223,833
		2,129,809
Belgium — 3.0%
Ackermans & van Haaren NV	1,998	278,364
Aedifica SA	3,076	234,584
AGFA-Gevaert NV(a)	12,380	37,429
Barco NV	5,811	125,461
Bekaert SA	3,067	85,469
bpost SA	8,291	40,983
Cofinimmo SA	2,572	213,310
Deme Group NV(a)	655	72,974
Econocom Group SA/NV	8,367	22,740
Etablissements Franz Colruyt NV	4,667	112,494
Euronav NV	14,906	259,868
Fagron	5,729	71,321
Galapagos NV(a)(c)	3,916	178,609
Gimv NV	1,687	72,024
Immobel SA	374	15,312
Intervest Offices & Warehouses NV	1,943	42,148
Ion Beam Applications	1,956	27,294
KBC Ancora	2,943	104,617
Kinepolis Group NV(a)(c)	1,178	44,407
Melexis NV	1,747	120,152
Mithra Pharmaceuticals SA(a)(c)	1,705	10,988
Montea NV	943	64,323
Ontex Group NV(a)	5,641	33,271
Orange Belgium SA(a)	1,302	22,037
Recticel SA(c)	3,569	49,320
Retail Estates NV	872	51,346
Shurgard Self Storage SA	2,247	97,837
Telenet Group Holding NV	3,980	60,680
Tessenderlo Group SA(a)	1,650	50,011
Van de Velde NV	487	15,366
VGP NV	821	62,252
X-Fab Silicon Foundries SE(a)(b)(c)	4,704	24,353
Security	Shares	Value

Belgium (continued)
Xior Student Housing NV	1,953	$54,855
		2,756,199
China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Cyprus — 0.0%
Atalaya Mining PLC	9,300	29,436

Denmark — 3.7%
ALK-Abello AS(a)	11,219	185,493
Alm Brand A/S	70,877	96,862
Ambu A/S, Class B	13,975	156,294
Bavarian Nordic A/S(a)(c)	5,935	188,853
Better Collective A/S(a)	2,475	32,176
cBrain A/S	927	20,280
Chemometec A/S	1,418	133,662
D/S Norden A/S	1,857	96,109
Dfds A/S	3,044	92,376
FLSmidth & Co. A/S	4,383	101,306
H Lundbeck AS	23,282	87,114
H Lundbeck AS, Class A(a)	5,822	19,782
ISS A/S(a)	13,502	247,965
Jyske Bank A/S, Registered(a)	4,406	237,788
Matas A/S	3,074	29,421
Netcompany Group A/S(a)(b)	3,398	116,499
Nilfisk Holding A/S(a)	1,016	18,902
NKT A/S(a)	3,425	170,932
NTG Nordic Transport Group A/S, Class A(a)	681	22,089
Per Aarsleff Holding A/S	1,599	44,674
Ringkjoebing Landbobank A/S	2,299	250,045
Royal Unibrew A/S	4,268	243,806
Scandinavian Tobacco Group A/S, Class A(b)	4,879	81,726
Schouw & Co. A/S	1,097	69,599
SimCorp A/S	3,468	207,077
Solar A/S, Class B	486	36,651
Spar Nord Bank A/S	7,494	90,735
Sydbank AS	4,976	151,521
Topdanmark AS	3,824	176,490
Zealand Pharma A/S(a)	3,719	95,784
		3,502,011
Finland — 3.1%
Aktia Bank OYJ	4,773	47,452
Anora Group OYJ	3,457	23,973
Cargotec OYJ, Class B	3,273	123,096
Caverion OYJ	7,989	35,504
Citycon OYJ	6,943	43,257
Finnair OYJ(a)(c)	50,343	21,317
F-Secure OYJ(a)	8,798	24,867
Harvia OYJ	1,338	18,982
Huhtamaki OYJ	8,319	298,980
Kamux Corp.	2,575	12,454
Kemira OYJ	9,430	124,517
Kempower OYJ(a)	1,390	28,073
Kojamo OYJ	11,519	149,915
Konecranes OYJ	4,985	125,425
Marimekko OYJ	2,130	19,232
Metsa Board OYJ, Class B	15,174	114,145
Metso Outotec OYJ	56,336	427,539
Musti Group OYJ	2,870	53,919
Nokian Renkaat OYJ	11,281	127,214

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Oriola OYJ, Class B	9,974	$18,097
Outokumpu OYJ	31,699	127,220
Puuilo OYJ	4,323	21,788
QT Group OYJ(a)(c)	1,362	58,171
Remedy Entertainment OYJ	664	12,458
Revenio Group OYJ	2,002	74,462
Rovio Entertainment OYJ(b)	3,378	19,254
Sanoma OYJ	6,457	75,588
Spinnova OYJ(a)	1,302	5,077
Talenom OYJ(c)	2,645	23,525
TietoEVRY OYJ	7,578	180,654
Tokmanni Group Corp.	4,405	53,261
Uponor OYJ	4,572	60,727
Valmet OYJ	14,231	323,659
WithSecure OYJ(a)	8,798	14,224
YIT OYJ	11,812	29,621
		2,917,647
France — 7.1%
AB Science SA(a)(c)	2,422	21,882
ABC arbitrage	3,074	19,868
Air France-KLM(a)(c)	99,882	131,336
AKWEL(c)	771	11,201
ALD SA(b)(c)	8,724	93,077
Altarea SCA	351	46,757
Alten SA	2,484	290,206
Antin Infrastructure Partners SA	2,912	63,369
APERAM SA	4,055	105,881
Aramis Group SAS(a)(b)(c)	1,729	7,940
Atos SE(a)(c)	8,599	83,912
Aubay	588	25,735
Believe SA(a)	1,599	14,648
Beneteau SA	3,414	37,835
Boiron SA	379	17,304
Bonduelle SCA	1,068	12,410
Carmila SA	4,815	67,364
Casino Guichard Perrachon SA(a)(c)	3,585	34,482
CGG SA(a)	61,424	52,178
Chargeurs SA	1,407	18,598
Cie. des Alpes(a)	1,639	20,202
Cie. Plastic Omnium SA	4,922	68,967
Coface SA(a)	9,013	100,334
Derichebourg SA	8,140	35,545
Elior Group SA(a)(b)	11,659	25,880
Elis SA	16,249	186,082
Equasens	395	27,738
Eramet SA	842	55,161
Esker SA	465	61,012
Etablissements Maurel et Prom SA	5,038	22,645
Euroapi SA(a)	4,313	75,473
Eutelsat Communications SA	14,858	149,147
Faurecia SE(a)	13,559	202,423
Fnac Darty SA	1,324	40,903
Gaztransport Et Technigaz SA	2,205	256,526
Groupe Guillin	592	10,556
ICADE	2,861	106,426
ID Logistics Group(a)	214	57,494
Imerys SA	2,903	118,825
Interparfums SA	1,574	75,881
IPSOS	3,365	162,890
JCDecaux SE(a)	5,329	67,280
Security	Shares	Value

France (continued)
Kaufman & Broad SA(c)	1,018	$24,736
Korian SA	6,321	59,726
LISI	1,768	34,915
LNA Sante SA	433	12,623
Maisons du Monde SA(b)	2,804	27,486
Manitou BF SA(c)	807	16,469
McPhy Energy SA(a)(c)	1,724	19,557
Mercialys SA	6,368	55,142
Mersen SA	1,514	48,985
Metropole Television SA	2,371	24,522
Neoen SA(b)	4,139	144,369
Nexans SA	2,070	193,294
Nexity SA	3,420	68,503
Orpea SA(a)(c)	4,582	37,160
Peugeot Invest	422	34,765
Quadient SA	2,870	40,379
Rexel SA	20,962	374,073
Rubis SCA	7,810	177,360
SCOR SE	13,029	195,932
SES SA	32,453	230,187
SES-Imagotag SA(a)	414	46,983
SMCP SA(a)(b)	4,035	25,364
Societe BIC SA	2,086	119,749
SOITEC(a)	2,221	284,387
Solutions 30 SE(a)	7,157	13,794
Somfy SA	619	65,938
Sopra Steria Group SACA	1,301	172,203
SPIE SA	11,120	260,136
Technicolor Creative Studios SA(a)(c)	18,040	28,115
Technicolor SA(a)	18,040	13,426
Television Francaise 1	3,570	22,663
Trigano SA	734	75,130
Vallourec SA(a)	7,625	81,128
Valneva SE(a)	9,392	63,521
Verallia SA(b)	6,304	178,623
Vicat SA	1,500	34,385
Vilmorin & Cie SA	509	22,554
Virbac SA	364	89,198
Voltalia SA(a)(c)	2,365	45,041
Waga Energy SA(a)	414	12,110
Wavestone	674	29,041
		6,587,045
Germany — 8.2%
1&1 AG	3,699	48,730
Aareal Bank AG(a)	5,367	169,726
About You Holding SE(a)(c)	3,109	15,181
Adesso SE	277	27,425
ADLER Group SA(a)(b)(c)	5,341	7,919
AIXTRON SE	9,671	237,652
Amadeus Fire AG	507	51,170
Atoss Software AG	328	39,935
AURELIUS Equity Opportunities SE & Co. KGaA	2,539	53,685
Aurubis AG	2,713	171,191
Auto1 Group SE(a)(b)	7,187	48,336
Basler AG(c)	918	24,919
BayWa AG	1,177	53,111
Bertrandt AG	459	13,670
Bike24 Holding AG(a)(c)	1,671	4,847
Bilfinger SE	2,545	70,799
Borussia Dortmund GmbH & Co. KGaA(a)(c)	6,572	24,296

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
CANCOM SE	3,368	$83,230
Ceconomy AG(c)	13,027	21,200
Cewe Stiftung & Co. KGaA	459	35,954
CompuGroup Medical SE & Co. KgaA	2,344	74,056
CropEnergies AG	2,142	34,137
CTS Eventim AG & Co. KGaA(a)	4,891	233,479
Datagroup SE	346	18,841
Dermapharm Holding SE	1,555	59,122
Deutsche Beteiligungs AG	1,280	32,437
Deutsche EuroShop AG	1,023	21,923
Deutsche Pfandbriefbank AG(b)	11,283	84,037
Deutz AG	10,071	38,022
DIC Asset AG	3,713	25,596
Draegerwerk AG & Co. KGaA	252	9,102
Duerr AG	4,498	118,894
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,251	49,457
Elmos Semiconductor SE	718	32,821
ElringKlinger AG	2,516	18,009
Encavis AG	10,262	191,055
Energiekontor AG	547	48,572
Evotec SE(a)	12,039	229,620
Fielmann AG	2,115	67,377
flatexDEGIRO AG(a)	5,499	48,062
Fraport AG Frankfurt Airport Services Worldwide(a)	3,157	121,627
Freenet AG	10,369	203,815
Gerresheimer AG	2,641	151,299
GFT Technologies SE	1,462	47,665
Global Fashion Group SA(a)	10,411	17,533
Grand City Properties SA	8,082	78,618
GRENKE AG(c)	2,296	46,826
Hamborner REIT AG	6,160	43,946
Hamburger Hafen und Logistik AG(c)	2,196	25,720
Heidelberger Druckmaschinen AG(a)(c)	21,510	29,690
Hensoldt AG	3,068	72,082
HOCHTIEF AG	2,149	114,163
Hornbach Holding AG & Co. KGaA	735	50,102
Hugo Boss AG	4,790	220,615
Hypoport SE(a)	324	31,647
Indus Holding AG	1,679	33,132
Instone Real Estate Group SE(b)	3,844	27,979
Jenoptik AG	4,462	97,821
JOST Werke AG(b)	1,208	51,551
K+S AG, Registered	16,374	361,521
Kloeckner & Co. SE	6,181	48,442
Krones AG	1,228	113,729
KWS Saat SE & Co. KGaA	952	55,269
LANXESS AG	7,002	236,792
MBB SE(c)	159	13,309
Media and Games Invest SE(a)(c)	9,280	14,746
Medios AG(a)	1,251	23,094
METRO AG(a)	10,623	81,036
MLP SE	6,444	29,931
MorphoSys AG(a)	2,895	54,796
Nagarro SE(a)(c)	723	71,926
Nordex SE(a)(c)	10,885	101,472
Norma Group SE	2,652	42,041
Northern Data AG(a)	424	3,141
OHB SE	421	11,810
PATRIZIA SE	4,013	29,453
Pfeiffer Vacuum Technology AG	291	41,109
Security	Shares	Value

Germany (continued)
PNE AG	2,952	$56,182
ProSiebenSat.1 Media SE(c)	15,083	102,498
PVA TePla AG(a)	1,643	27,530
Salzgitter AG(c)	2,508	56,050
Secunet Security Networks AG	136	29,833
SGL Carbon SE(a)(c)	4,984	35,351
Siltronic AG	1,253	77,921
Sirius Real Estate Ltd.	102,176	82,609
Sixt SE	1,136	106,550
SMA Solar Technology AG(a)(c)	880	42,575
Software AG(c)	4,446	97,265
Stabilus SE	2,128	116,742
Steico SE	463	20,353
Stratec SE	686	57,506
Stroeer SE & Co. KGaA	2,855	116,395
Suedzucker AG	5,908	75,291
Synlab AG	5,576	71,797
TAG Immobilien AG	14,955	93,660
Takkt AG	2,944	38,128
TeamViewer AG(a)(b)	12,649	121,468
thyssenkrupp AG(a)	40,091	211,036
TUI AG(a)(c)	100,196	151,213
Varta AG(c)	1,516	40,627
VERBIO Vereinigte BioEnergie AG	1,886	148,566
Vitesco Technologies Group AG(a)	1,671	89,413
Vossloh AG	725	26,017
Wacker Neuson SE	2,342	36,923
Wuestenrot & Wuerttembergische AG	1,932	27,258
Zeal Network SE	1,155	29,162
		7,622,962
Guernsey — 0.1%
Balanced Commercial Property Trust Ltd.	62,880	60,213

Hong Kong — 0.0%
Peace Mark Holdings Ltd.(d)	30,000	—

Ireland — 1.7%
AIB Group PLC	67,429	195,066
Bank of Ireland Group PLC	86,533	623,091
C&C Group PLC(a)	32,668	61,294
Cairn Homes PLC(a)	56,628	54,826
Dalata Hotel Group PLC(a)	16,989	54,504
Glanbia PLC	16,434	189,801
Glenveagh Properties PLC(a)(b)	56,658	55,421
Grafton Group PLC	18,948	150,016
Greencore Group PLC(a)	44,772	34,401
Irish Residential Properties REIT PLC	39,956	43,198
Origin Enterprises PLC	10,208	37,860
Uniphar PLC(a)	20,108	69,551
		1,569,029
Israel — 0.2%
Plus500 Ltd.	8,260	170,980
Tremor International Ltd.(a)(c)	7,739	30,325
		201,305
Italy — 5.9%
A2A SpA	134,709	149,371
ACEA SpA	3,580	45,110
Anima Holding SpA(b)	19,985	61,897
Antares Vision SpA(a)	2,308	19,629
Arnoldo Mondadori Editore SpA	10,567	17,806

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Ascopiave SpA	4,723	$11,174
Autogrill SpA(a)	16,164	101,037
Azimut Holding SpA	9,212	148,332
Banca Generali SpA	5,010	149,767
Banca IFIS SpA	2,525	29,815
Banca Mediolanum SpA	19,164	143,383
Banca Monte dei Paschi di Siena SpA(a)	23,751	44,817
Banca Popolare di Sondrio SPA	37,758	135,440
Banco BPM SpA	122,100	369,416
BFF Bank SpA(b)	13,138	92,683
Biesse SpA	1,098	13,224
Bio On SpA(c)(d)	801	—
BPER Banca	91,065	168,497
Brembo SpA	12,903	134,893
Brunello Cucinelli SpA	2,920	169,260
Buzzi Unicem SpA	8,216	136,359
Carel Industries SpA(b)	3,543	77,169
CIR SpA-Compagnie Industriali(a)	70,044	29,572
Credito Emiliano SpA	7,552	44,776
Danieli & C Officine Meccaniche SpA	1,014	20,696
Datalogic SpA(c)	1,874	14,260
De’ Longhi SpA	6,524	112,564
Digital Bros. SpA	439	10,345
Digital Value SpA(a)	294	18,757
doValue SpA(b)	5,011	28,861
El.En. SpA	3,884	47,509
Enav SpA(b)	22,553	87,213
ERG SpA	5,095	159,814
Esprinet SpA	2,525	16,820
Fila SpA	2,366	16,130
Fincantieri SpA(a)	45,766	23,268
Gruppo MutuiOnline SpA	2,166	47,907
GVS SpA(a)(b)(c)	5,995	30,757
Hera SpA	70,099	167,024
Illimity Bank SpA(a)	4,494	30,563
Immobiliare Grande Distribuzione SIIQ SpA	4,453	12,826
Interpump Group SpA	6,028	233,377
Iren SpA	60,266	89,560
Italgas SpA	41,294	212,757
Italmobiliare SpA	1,277	32,644
Juventus Football Club SpA(a)(c)	83,462	22,787
Leonardo SpA	34,255	275,208
Maire Tecnimont SpA(c)	11,822	36,681
MARR SpA	3,007	31,685
OVS SpA(b)(c)	18,146	33,876
Pharmanutra SpA	328	21,981
Piaggio & C SpA	12,900	33,142
Pirelli & C SpA(b)	29,952	112,981
RAI Way SpA(b)	8,525	40,839
Reply SpA	1,913	208,084
Safilo Group SpA(a)	18,971	26,773
Saipem SpA(a)(c)	99,168	96,386
Salcef SpA	2,063	32,366
Salvatore Ferragamo SpA	4,382	64,411
Sanlorenzo SpA/Ameglia	970	31,115
Saras SpA(a)	47,588	57,515
Seco SpA(a)(c)	2,693	15,215
Sesa SpA	647	70,068
SOL SpA	3,034	54,576
Tamburi Investment Partners SpA	9,144	64,298
Security	Shares	Value

Italy (continued)
Technogym SpA(b)(c)	12,413	$85,340
Technoprobe SpA(a)	10,425	71,693
Tinexta SpA	1,738	34,989
Tod’s SpA(a)	800	24,965
Unipol Gruppo SpA	33,957	146,146
Webuild SpA(c)	33,383	45,427
Wiit SpA	839	12,776
Zignago Vetro SpA	2,564	32,281
		5,490,683
Luxembourg — 0.0%
Tonies SE(a)	3,322	16,678

Netherlands — 4.4%
Aalberts NV	8,432	292,520
Alfen Beheer BV(a)(b)	1,841	195,291
AMG Advanced Metallurgical Group NV	2,307	72,077
Arcadis NV	6,217	210,987
Ariston Holding NV	7,035	60,057
ASR Nederland NV	11,816	520,292
B&S Group Sarl(b)	2,522	13,203
Basic-Fit NV(a)(b)(c)	4,505	113,463
BE Semiconductor Industries NV	6,211	316,542
Brunel International NV	1,862	17,151
Cementir Holding NV	3,747	21,809
CM.Com NV(a)(c)	1,168	13,100
Corbion NV	4,951	131,841
COSMO Pharmaceuticals NV	757	44,208
CureVac NV(a)	4,675	34,064
Ebusco Holding NV(a)	1,232	18,951
Eurocommercial Properties NV	3,639	80,021
Fastned BV(a)(c)	348	11,944
Flow Traders(b)	2,724	65,577
Fugro NV(a)	8,180	106,251
InPost SA(a)	19,468	124,101
Intertrust NV(a)(b)	7,755	152,971
Iveco Group NV(a)	17,697	95,629
Koninklijke BAM Groep NV(a)	23,555	51,407
Koninklijke Vopak NV	6,008	122,755
Meltwater Holding BV(a)	10,930	13,425
MFE-MediaForEurope NV	56,420	19,792
MFE-MediaForEurope NV, Class B	25,740	12,856
NSI NV	1,714	40,982
Pharming Group NV(a)	57,080	59,054
PostNL NV	29,963	46,913
RHI Magnesita NV	2,157	45,849
SBM Offshore NV	11,334	153,388
Shop Apotheke Europe NV(a)(b)	1,214	50,271
Signify NV(b)	11,023	305,394
Sligro Food Group NV	1,749	25,374
Technip Energies NV	11,262	145,378
TKH Group NV	3,401	120,267
TomTom NV(a)	6,017	47,035
Van Lanschot Kempen NV	2,603	56,178
Vastned Retail NV	963	19,557
Wereldhave NV	2,788	34,144
		4,082,069
Norway — 4.4%
Aker ASA, Class A	1,864	131,531
Aker Carbon Capture ASA(a)	27,467	30,909
Aker Horizons Holding AS(a)	19,793	24,871

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Aker Solutions ASA	20,388	$77,842
Atea ASA	7,249	80,663
Austevoll Seafood ASA	7,808	57,858
Bakkafrost P/F	4,272	213,676
Bewi ASA(a)	3,931	18,599
Bonheur ASA	1,921	54,658
Borregaard ASA	7,504	100,894
BW Energy Ltd.(a)	8,573	21,602
BW LPG Ltd.(b)	7,279	58,892
BW Offshore Ltd.	18,743	47,624
Crayon Group Holding ASA(a)(b)(c)	5,881	48,757
DNO ASA	37,794	49,160
Elkem ASA(b)	27,678	91,953
Elopak ASA	10,081	22,683
Entra ASA(b)	5,308	48,382
Europris ASA(b)	13,227	78,756
Flex LNG Ltd.	2,526	78,460
Frontline Ltd./Bermuda	10,280	128,472
Golden Ocean Group Ltd.	11,436	93,876
Grieg Seafood ASA	3,785	26,211
Hafnia Ltd.	10,455	53,842
Hexagon Composites ASA(a)	9,564	21,975
Hexagon Purus ASA(a)	6,405	12,426
Kahoot! ASA(a)(c)	23,719	50,574
Leroy Seafood Group ASA	23,042	106,101
LINK Mobility Group Holding ASA(a)	13,634	10,586
MPC Container Ships AS	22,148	34,938
NEL ASA(a)(c)	130,390	159,380
Nordic Semiconductor ASA(a)	14,028	198,038
Norway Royal Salmon ASA(a)	1,050	13,332
Norwegian Air Shuttle ASA(a)(c)	57,304	45,887
Nykode Therapeutics AS(a)	8,454	20,307
Odfjell Drilling Ltd.(a)	7,828	20,457
Protector Forsikring ASA	5,125	61,019
REC Silicon ASA(a)	23,491	45,132
Scatec ASA(b)	9,917	70,249
Schibsted ASA, Class A	6,099	94,132
Schibsted ASA, Class B	8,119	120,706
Selvaag Bolig ASA	3,387	10,963
SpareBank 1 Nord Norge	7,981	66,223
SpareBank 1 Oestlandet	2,897	31,322
SpareBank 1 SMN	11,204	120,939
SpareBank 1 SR-Bank ASA	15,311	155,915
Stolt-Nielsen Ltd.	1,467	35,184
Storebrand ASA	40,012	311,267
TGS ASA	9,823	133,738
TOMRA Systems ASA	20,130	325,131
Veidekke ASA	9,244	76,887
Volue ASA(a)	3,865	10,049
Wallenius Wilhelmsen ASA	9,336	66,375
		4,069,403
Portugal — 0.6%
Altri SGPS SA	5,858	32,598
Banco Comercial Portugues SA, Class R	704,220	100,334
Corticeira Amorim SGPS SA	3,604	34,833
CTT-Correios de Portugal SA	8,790	27,132
Greenvolt Energias Renovaveis SA(a)	4,893	37,585
Navigator Co. SA (The)	18,061	68,810
NOS SGPS SA	17,220	67,447
REN - Redes Energeticas Nacionais SGPS SA	34,267	88,690
Security	Shares	Value

Portugal (continued)
Semapa-Sociedade de Investimento e Gestao	1,357	$17,261
Sonae SGPS SA	78,083	74,990
		549,680
Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—

Spain — 3.8%
Acerinox SA	16,924	148,323
Almirall SA	6,231	58,057
Applus Services SA	12,183	71,941
Atresmedia Corp. de Medios de Comunicacion SA	7,298	21,061
Audax Renovables SA(a)	13,250	9,646
Banco de Sabadell SA	476,614	375,002
Bankinter SA	57,502	347,827
Befesa SA(b)	3,465	120,348
Cia. de Distribucion Integral Logista Holdings SA	5,639	116,623
Cie. Automotive SA	4,114	104,797
Construcciones y Auxiliar de Ferrocarriles SA(c)	1,594	41,617
Corp Financiera Alba SA	1,461	64,972
Distribuidora Internacional de Alimentacion SA(a)	1,335,510	16,219
Ebro Foods SA	6,016	93,808
eDreams ODIGEO SA(a)	5,115	21,158
Ence Energia y Celulosa SA	11,106	38,036
Faes Farma SA	25,827	97,484
Fluidra SA	8,402	114,106
Gestamp Automocion SA(b)	14,427	50,802
Global Dominion Access SA(b)	6,990	25,628
Grenergy Renovables SA(a)	923	28,472
Grupo Catalana Occidente SA	3,656	99,294
Indra Sistemas SA	12,286	109,882
Inmobiliaria Colonial Socimi SA	25,462	134,282
Laboratorios Farmaceuticos Rovi SA	1,698	77,229
Lar Espana Real Estate Socimi SA	4,150	16,179
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	58,211	54,557
Mapfre SA	77,001	132,071
Mediaset Espana Comunicacion SA(a)	5,154	16,030
Melia Hotels International SA(a)	10,164	47,255
Merlin Properties Socimi SA	27,956	236,971
Miquel y Costas & Miquel SA	1,061	11,240
Neinor Homes SA(b)	2,336	18,676
Pharma Mar SA	1,276	76,455
Prosegur Cash SA(b)	25,404	15,264
Prosegur Cia. de Seguridad SA	18,031	33,578
Sacyr SA	34,469	84,557
Solaria Energia y Medio Ambiente SA(a)	6,452	102,046
Soltec Power Holdings SA(a)(c)	3,061	12,893
Talgo SA(b)	6,461	17,928
Tecnicas Reunidas SA(a)(c)	2,814	20,085
Unicaja Banco SA(b)	126,051	111,743
Viscofan SA	3,382	201,388
		3,595,530
Sweden — 11.1%
AAK AB	15,499	225,936
AcadeMedia AB(b)	7,057	30,206
AddLife AB	9,411	87,977
AddTech AB, Class B	21,989	265,700
AFRY AB	7,749	104,060
Alimak Group AB(b)	2,892	18,152
Alleima AB, NVS(a)	17,837	60,775

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Ambea AB(b)	6,066	$21,457
Arjo AB, Class B	18,913	75,444
Atrium Ljungberg AB, Class B	4,085	54,633
Attendo AB(a)(b)	9,304	19,207
Avanza Bank Holding AB	10,637	212,177
Axfood AB	9,212	228,076
Beijer Alma AB	4,005	55,996
Beijer Ref AB	21,242	329,302
Betsson AB	9,770	71,050
BHG Group AB(a)(c)	8,089	13,555
BICO Group AB, Class B(a)(c)	3,362	12,891
Bilia AB, Class A	6,099	64,602
Billerud AB	19,084	246,369
BioArctic AB(a)(b)	2,923	60,897
BioGaia AB	7,834	62,083
Biotage AB	5,698	93,524
Bonava AB, Class B	6,277	18,360
Boozt AB(a)(b)(c)	4,472	32,613
Bravida Holding AB(b)	17,445	163,441
Bufab AB	2,405	45,454
Bure Equity AB	4,882	94,213
Calliditas Therapeutics AB, Class B(a)	2,843	21,633
Camurus AB(a)	2,654	61,577
Castellum AB	21,620	247,205
Catena AB	2,845	96,624
Cellavision AB	1,322	24,790
Cibus Nordic Real Estate AB	3,616	49,392
Cint Group AB(a)	12,947	68,189
Clas Ohlson AB, Class B	3,345	22,338
Cloetta AB, Class B	18,195	33,259
Collector Bank AB(a)	5,292	12,936
Coor Service Management Holding AB(b)	7,959	42,286
Corem Property Group AB, Class B	46,946	29,224
Creades AB, Class A	4,929	33,087
Dios Fastigheter AB	7,612	49,986
Dometic Group AB(b)	26,788	153,374
Duni AB(a)	2,817	18,957
Dustin Group AB(b)	6,595	27,441
Electrolux Professional AB, Class B	19,790	74,714
Elekta AB, Class B	31,741	161,332
Fabege AB	22,623	164,243
Fagerhult AB	7,671	30,569
Fingerprint Cards AB, Class B(a)(c)	24,783	11,722
Fortnox AB	41,588	176,741
GARO AB	2,749	27,717
Granges AB	9,043	61,110
Hemnet Group AB	4,420	54,912
Hexatronic Group AB	13,820	187,028
Hexpol AB	22,489	221,969
HMS Networks AB	2,339	60,179
Hufvudstaden AB, Class A	9,366	111,613
Humble Group AB(a)	15,605	11,900
Implantica AG, SDR(a)	2,883	12,455
Instalco AB	15,211	61,016
Intrum AB(c)	6,322	79,545
Investment AB Oresund	2,548	26,447
INVISIO AB	3,377	50,115
Inwido AB	4,791	43,038
JM AB	4,342	65,377
Kambi Group PLC, Class B(a)	2,101	33,220
Security	Shares	Value

Sweden (continued)
K-Fast Holding AB(a)	4,691	$9,638
Kindred Group PLC	19,480	168,986
KNOW IT AB	2,174	43,269
Lime Technologies AB(c)	920	16,815
Lindab International AB	6,278	66,780
Loomis AB	6,376	178,519
MEKO AB	3,392	32,054
Millicom International Cellular SA, SDR(a)	14,465	156,995
MIPS AB	2,219	71,767
Modern Times Group MTG AB, Class B	8,708	65,283
Munters Group AB(b)	11,324	88,348
Mycronic AB	6,401	100,458
NCC AB, Class B	6,763	56,352
New Wave Group AB, Class B	3,651	50,743
Nobia AB	10,669	17,767
Nolato AB, Class B	17,573	74,120
Nordnet AB publ	11,514	142,633
Note AB(a)	1,452	20,977
Nyfosa AB	13,622	81,407
OX2 AB(a)	6,811	46,993
Pandox AB(a)	7,985	97,785
Paradox Interactive AB(c)	2,645	45,685
Peab AB, Class B	15,972	82,873
Platzer Fastigheter Holding AB, Class B	5,101	31,619
PowerCell Sweden AB(a)	3,891	42,737
Ratos AB, Class B	17,020	63,707
Re:NewCell AB(a)(c)	2,249	11,764
Resurs Holding AB(b)	10,588	23,007
Rvrc Holding AB	3,296	8,167
Saab AB, Class B	6,259	221,156
Samhallsbyggnadsbolaget i Norden AB(c)	88,878	122,108
Samhallsbyggnadsbolaget i Norden AB, Class D	12,248	20,139
Scandic Hotels Group AB(a)(b)	12,640	40,084
Sdiptech AB, Class B(a)	2,488	47,973
Sectra AB, NVS	11,611	153,925
Sedana Medical AB(a)(c)	7,591	13,759
Sinch AB(a)(b)(c)	45,540	106,926
SkiStar AB	3,562	34,085
SSAB AB, Class A	19,151	92,118
SSAB AB, Class B	55,659	258,615
Stillfront Group AB(a)	38,139	74,232
Storskogen Group AB	115,704	84,481
Storytel AB(a)(c)	3,459	12,222
Surgical Science Sweden AB(a)	2,764	39,844
Svolder AB	7,954	41,252
Sweco AB, Class B	18,369	138,018
SwedenCare AB	7,140	24,581
Synsam AB(c)	3,754	16,855
Thule Group AB(b)	8,769	172,755
Trelleborg AB, Class B	20,611	453,835
Troax Group AB	3,501	51,961
Truecaller AB(a)	5,460	19,984
Vestum AB(a)	12,599	17,602
Viaplay Group AB, Class B(a)	6,347	115,873
Vimian Group AB(a)	14,165	46,493
Vitec Software Group AB, Class B	2,531	92,870
Vitrolife AB	5,082	82,135
VNV Global AB(a)	8,023	17,215
Volati AB	2,059	18,835
Wallenstam AB, Class B	30,403	107,265

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Wihlborgs Fastigheter AB	23,683	$155,153
XANO Industri AB, Class B	1,284	12,029
Xvivo Perfusion AB(a)	1,816	26,114
		10,317,150
Switzerland — 9.2%
Accelleron Industries AG, NVS	6,960	118,022
Allreal Holding AG, Registered	1,283	183,785
ALSO Holding AG, Registered	538	84,556
APG SGA SA	107	17,471
Arbonia AG(c)	4,410	53,601
Aryzta AG(a)	80,943	82,975
Autoneum Holding AG	235	22,476
Banque Cantonale Vaudoise, Registered	2,555	227,384
Basilea Pharmaceutica AG, Registered(a)	1,010	46,459
Belimo Holding AG, Registered	844	343,767
Bell Food Group AG, Registered	195	47,554
BKW AG	1,807	210,810
Bobst Group SA, Registered	211	12,966
Bossard Holding AG, Class A, Registered	480	95,299
Bucher Industries AG, Registered	562	189,487
Burckhardt Compression Holding AG	265	114,639
Burkhalter Holding AG	504	39,259
Bystronic AG, Registered	117	67,204
Cembra Money Bank AG	2,573	186,592
Coltene Holding AG, Registered	211	16,880
Comet Holding AG, Registered	671	106,822
Daetwyler Holding AG, Bearer	633	112,341
DKSH Holding AG	3,047	219,812
dormakaba Holding AG	252	79,989
Dottikon Es Holding AG(a)	235	54,523
Dufry AG, Registered(a)	6,182	203,929
EFG International AG	7,733	63,289
Emmi AG, Registered	180	143,632
Flughafen Zurich AG, Registered(a)	1,699	263,576
Forbo Holding AG, Registered	85	102,894
Galenica AG(b)	4,282	307,653
Georg Fischer Ltd.	6,999	387,638
Gurit Holding AG(c)	314	29,012
Helvetia Holding AG, Registered	3,141	311,909
Huber + Suhner AG, Registered	1,399	124,611
Idorsia Ltd.(a)(c)	9,886	153,056
Implenia AG, Registered(a)	1,161	43,585
Inficon Holding AG, Registered	147	116,882
Interroll Holding AG, Registered	54	113,761
Intershop Holding AG	102	62,037
Kardex Holding AG, Registered	523	79,978
Komax Holding AG, Registered	317	74,399
Landis+Gyr Group AG	1,856	106,956
LEM Holding SA, Registered	48	79,956
Leonteq AG	843	34,005
Medacta Group SA(b)	589	52,997
Medartis Holding AG(a)(b)	336	26,110
Medmix AG(b)	2,100	36,969
Metall Zug AG, Class B, Registered	17	31,493
Meyer Burger Technology AG(a)	208,048	99,664
Mobilezone Holding AG, Registered	3,611	57,269
Mobimo Holding AG, Registered	629	146,719
Molecular Partners AG(a)(c)	1,766	11,520
Montana Aerospace AG(a)(b)(c)	2,016	23,116
OC Oerlikon Corp. AG, Registered	15,544	100,401
Security	Shares	Value

Switzerland (continued)
Orior AG	545	$37,992
Peach Property Group AG(c)	815	17,341
PolyPeptide Group AG(b)	1,322	38,439
PSP Swiss Property AG, Registered	3,900	416,636
Rieter Holding AG, Registered	197	16,420
Schweiter Technologies AG, Bearer	84	56,275
Sensirion Holding AG(a)(b)	800	72,786
SFS Group AG	1,627	147,127
Siegfried Holding AG, Registered	338	201,204
Softwareone Holding AG	7,919	89,122
St. Galler Kantonalbank AG, Class A, Registered	254	119,577
Stadler Rail AG(c)	4,330	127,413
Sulzer AG, Registered	1,563	104,244
Swiss Steel Holding AG, Registered(a)	66,170	14,868
Swissquote Group Holding SA, Registered	825	97,722
Tecan Group AG, Registered	1,080	396,180
Trifork Holding AG	1,074	21,286
TX Group AG	233	32,375
u-blox Holding AG	570	58,359
Untrade Real Gold Mining(d)	27,000	—
Valiant Holding AG, Registered	1,327	129,976
Vetropack Holding AG, Registered	1,009	32,262
Vontobel Holding AG, Registered	2,436	137,075
V-ZUG Holding AG(a)(c)	171	12,341
Ypsomed Holding AG, Registered(c)	315	50,663
Zehnder Group AG, Registered	872	46,960
Zur Rose Group AG(a)(c)	799	21,586
		8,619,918
United Kingdom — 29.9%
888 Holdings PLC	30,669	32,644
Abcam PLC(a)	18,550	287,142
Advanced Medical Solutions Group PLC	17,857	55,906
AG Barr PLC	8,220	42,359
Airtel Africa PLC(b)	80,378	104,042
AJ Bell PLC	26,867	99,930
Alliance Pharma PLC	42,899	30,512
Alpha FX Group PLC	2,711	59,070
Alphawave IP Group PLC(a)	22,118	28,612
AO World PLC(a)	38,032	19,496
Argo Blockchain PLC(a)	38,348	3,449
Ascential PLC(a)	38,376	84,525
Ashmore Group PLC	38,515	91,208
ASOS PLC(a)(c)	5,823	37,495
Assura PLC	251,313	161,020
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	35,055	42,363
Auction Technology Group PLC(a)(c)	7,522	64,375
Avacta Group PLC(a)(c)	21,484	31,044
Avacta Group PLC, NVS(c)	176	63
Avon Protection PLC	2,645	31,546
B&M European Value Retail SA	80,769	298,489
Babcock International Group PLC(a)	21,272	67,191
Bakkavor Group PLC(b)	14,912	15,562
Balfour Beatty PLC	53,537	183,329
Bank of Georgia Group PLC	3,239	78,933
Beazley PLC	51,837	371,765
Bellway PLC	10,487	223,029
Biffa PLC(b)	25,680	121,157
Big Yellow Group PLC	15,009	193,129
Bodycote PLC	16,434	93,403
boohoo Group PLC(a)(c)	84,085	39,077

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Borr Drilling Ltd.(a)	11,715	$56,765
Breedon Group PLC	131,923	79,133
Bridgepoint Group PLC(b)	55,269	126,315
Britvic PLC	22,745	189,761
Burford Capital Ltd.	16,065	129,875
Bytes Technology Group PLC	18,900	77,855
Capita PLC(a)	141,902	39,484
Capital & Counties Properties PLC	61,520	75,560
Capricorn Energy PLC(a)	27,180	77,177
Carnival PLC(a)	12,400	98,522
Centamin PLC	100,557	102,226
Central Asia Metals PLC	15,609	38,240
Centrica PLC	504,801	443,574
Ceres Power Holdings PLC(a)(c)	10,339	38,907
Chemring Group PLC	23,684	82,104
Civitas Social Housing PLC	51,029	34,878
Clarkson PLC	2,410	76,279
Clipper Logistics PLC(d)	1,078	9,939
Close Brothers Group PLC	12,944	145,828
CLS Holdings PLC(c)	15,327	25,154
CMC Markets PLC(b)	10,756	30,275
Coats Group PLC	123,504	85,682
Computacenter PLC	6,778	140,634
ContourGlobal PLC(b)	16,744	48,471
ConvaTec Group PLC(b)	138,489	346,531
Countryside Partnerships PLC(a)(b)	40,028	97,518
Craneware PLC	2,329	49,412
Cranswick PLC	4,544	155,141
Crest Nicholson Holdings PLC	21,488	49,808
Currys PLC	89,353	66,736
Custodian Reit PLC	34,482	34,996
CVS Group PLC	6,114	132,159
Darktrace PLC(a)	17,501	71,635
Dechra Pharmaceuticals PLC	9,247	277,986
Deliveroo PLC(a)(b)	77,007	76,972
Derwent London PLC	8,573	212,176
Diploma PLC	10,547	299,987
Direct Line Insurance Group PLC	113,387	261,973
Diversified Energy Co. PLC	71,136	102,626
Domino’s Pizza Group PLC	34,158	88,342
Dr. Martens PLC	51,603	146,754
Drax Group PLC	34,079	203,507
DS Smith PLC	117,078	390,446
Dunelm Group PLC	9,311	92,577
easyJet PLC(a)	25,200	100,338
Elementis PLC(a)	48,023	50,768
EMIS Group PLC	4,753	101,275
Empiric Student Property PLC	50,725	47,701
Energean PLC	10,612	174,150
EnQuest PLC(a)	125,823	39,020
Ergomed PLC(a)	3,481	48,917
Essentra PLC	26,707	68,756
Euromoney Institutional Investor PLC	9,372	155,639
FD Technologies PLC(a)	2,126	32,694
Ferrexpo PLC	24,624	28,881
Fevertree Drinks PLC	8,953	97,871
Finablr PLC(a)(b)(d)	20,497	—
Firstgroup PLC	62,498	75,034
Forterra PLC(b)	19,327	48,429
Frasers Group PLC(a)	14,091	104,557
Security	Shares	Value

United Kingdom (continued)
Frontier Developments PLC(a)(c)	2,152	$32,701
Future PLC	9,837	137,862
Games Workshop Group PLC	2,815	206,632
Gamma Communications PLC	7,161	87,672
GB Group PLC	20,420	89,139
Genel Energy PLC	12,768	18,592
Genuit Group PLC	21,828	63,791
Genus PLC	5,543	161,997
Grainger PLC	63,179	164,470
Great Portland Estates PLC	18,821	110,946
Greatland Gold PLC(a)	383,085	34,619
Greggs PLC	8,736	202,513
Gulf Keystone Petroleum Ltd.	17,825	42,733
Gym Group PLC (The)(a)(b)	13,308	17,642
Halfords Group PLC	18,661	37,729
Hammerson PLC(c)	311,271	68,240
Harbour Energy PLC	39,174	170,009
Hays PLC	142,610	179,804
Helical PLC	9,240	34,968
Helios Towers PLC(a)	60,984	87,621
Hill & Smith Holdings PLC	6,848	77,409
Hiscox Ltd.	29,701	305,971
Hochschild Mining PLC	24,175	14,771
Home Reit PLC	65,908	63,566
HomeServe PLC	25,848	351,805
Hotel Chocolat Group PLC(a)(c)	4,399	7,416
Howden Joinery Group PLC	48,886	287,968
Hunting PLC	11,425	35,048
Ibstock PLC(b)	35,683	63,616
IG Group Holdings PLC	34,947	318,761
IMI PLC	22,122	311,630
Impact Healthcare Reit PLC	25,737	30,865
Impax Asset Management Group PLC	7,183	55,101
Inchcape PLC	32,292	275,480
Indivior PLC, NVS	12,007	227,433
IntegraFin Holdings PLC	25,774	74,485
Intermediate Capital Group PLC	24,851	302,605
International Distributions Services PLC	64,634	149,523
Investec PLC	58,925	295,314
IP Group PLC	87,025	58,648
ITM Power PLC(a)(c)	35,679	33,705
ITV PLC	306,831	236,247
IWG PLC(a)	63,114	95,400
J D Wetherspoon PLC(a)	8,027	41,665
JET2 PLC(a)	13,942	135,971
John Wood Group PLC(a)	57,246	92,044
Johnson Service Group PLC	37,130	39,472
JTC PLC(b)	11,499	92,521
Judges Scientific PLC	483	38,441
Jupiter Fund Management PLC	38,713	46,059
Just Group PLC	86,941	57,749
Kainos Group PLC	6,781	96,281
Kape Technologies PLC(a)	14,674	37,022
Keller Group PLC	6,265	45,120
Keywords Studios PLC	6,277	173,578
Kier Group PLC(a)	37,095	25,439
Lancashire Holdings Ltd.	21,027	119,331
Learning Technologies Group PLC	49,870	61,537
Liontrust Asset Management PLC	5,432	53,199
LondonMetric Property PLC	79,143	169,633

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Luceco PLC(b)	6,722	$6,039
LXI REIT PLC	161,039	224,811
Man Group PLC/Jersey	112,503	279,863
Marks & Spencer Group PLC(a)	167,108	202,380
Marlowe PLC(a)	6,796	62,349
Marshalls PLC	19,149	55,427
Marston’s PLC(a)	52,101	20,948
Mediclinic International PLC	34,136	194,190
Micro Focus International PLC	28,475	169,786
Mitchells & Butlers PLC(a)	22,820	30,421
Mitie Group PLC	122,050	100,203
Moneysupermarket.com Group PLC	46,199	97,180
Moonpig Group PLC(a)	18,546	29,154
Morgan Advanced Materials PLC	25,165	70,994
Morgan Sindall Group PLC	3,622	63,910
National Express Group PLC(a)	43,725	84,761
NCC Group PLC	25,960	59,244
Network International Holdings PLC(a)(b)	42,535	158,532
Next Fifteen Communications Group PLC	7,369	74,198
Ninety One PLC	33,740	78,779
Numis Corp. PLC(c)	4,653	9,669
On the Beach Group PLC(a)(b)	15,602	18,484
OSB Group PLC	37,894	180,586
Oxford Biomedica PLC(a)	5,838	21,658
Oxford Nanopore Technologies PLC(a)(c)	27,443	82,667
Pagegroup PLC	28,374	136,858
Pan African Resources PLC	144,276	27,938
Pantheon Resources PLC(a)(c)	62,851	72,127
Paragon Banking Group PLC	20,802	101,774
Patisserie Holdings PLC, NVS(d)	7,527	—
Penno Group PLC	22,592	217,102
Petrofac Ltd.(a)(c)	38,575	47,644
Pets at Home Group PLC	42,879	141,776
Picton Property Income Ltd. (The)	47,608	46,953
Playtech PLC(a)	19,926	118,403
Polar Capital Holdings PLC	6,302	30,390
Premier Foods PLC	54,396	64,627
Primary Health Properties PLC	108,470	138,201
Provident Financial PLC	19,593	36,692
PRS REIT PLC (The)	43,515	43,915
PZ Cussons PLC	20,477	46,952
QinetiQ Group PLC	49,673	204,745
Quilter PLC(b)	113,402	125,706
Rank Group PLC(a)	17,004	10,218
Rathbones Group PLC	5,132	110,292
Reach PLC	24,742	26,062
Redde Northgate PLC	19,584	74,788
Redrow PLC	25,605	123,212
Regional REIT Ltd.(b)	35,063	26,860
Renewi PLC(a)	6,669	40,403
Renishaw PLC	3,137	125,877
Restaurant Group PLC (The)(a)	66,942	24,406
Restore PLC	10,446	43,040
Rightmove PLC	71,576	403,058
Rotork PLC	73,941	216,727
RS GROUP PLC	40,244	442,821
RWS Holdings PLC	26,957	94,775
S4 Capital PLC(a)	25,406	51,179
Sabre Insurance Group PLC(b)	21,213	21,846
Safestore Holdings PLC	17,903	185,482
Security	Shares	Value

United Kingdom (continued)
Saga PLC(a)	8,556	$8,429
Savills PLC	12,254	115,776
Senior PLC	35,079	52,297
Serco Group PLC	101,790	190,376
Serica Energy PLC	17,926	61,924
Shaftesbury PLC	16,249	68,237
SIG PLC(a)	57,301	20,502
Smart Metering Systems PLC	10,544	88,512
Softcat PLC	11,038	141,821
SolGold PLC(a)	94,784	17,392
Spectris PLC	9,202	318,932
Spire Healthcare Group PLC(a)(b)	23,859	59,269
Spirent Communications PLC	52,479	155,778
SSP Group PLC(a)	67,797	157,645
SThree PLC	10,512	44,845
Strix Group PLC(c)	17,027	21,089
Subsea 7 SA	20,293	202,461
Supermarket Income Reit PLC	107,597	126,492
Synthomer PLC	31,080	40,208
Target Healthcare REIT PLC	51,550	51,255
Tate & Lyle PLC	34,453	276,836
TBC Bank Group PLC	3,508	75,793
Team17 Group PLC(a)	9,374	44,344
Telecom Plus PLC	5,350	130,059
THG PLC(a)(c)	61,099	37,251
TI Fluid Systems PLC(b)	27,948	44,377
TORM PLC, Class A	2,532	67,749
TP ICAP Group PLC	67,757	142,975
Trainline PLC(a)(b)	41,277	157,488
Travis Perkins PLC	18,007	169,716
Tritax Big Box REIT PLC	160,432	257,965
Trustpilot Group PLC(a)(b)	19,645	24,428
Tullow Oil PLC(a)	101,378	47,115
Tyman PLC	16,323	35,917
UK Commercial Property REIT Ltd.	63,881	44,732
UNITE Group PLC (The)	28,962	295,845
Urban Logistics REIT PLC	39,030	58,859
Vesuvius PLC	18,003	70,031
Victoria PLC(a)(c)	5,462	31,570
Victrex PLC	7,379	140,148
Virgin Money UK PLC	110,535	172,278
Vistry Group PLC	19,000	131,389
Volex PLC	10,588	30,052
Volution Group PLC	16,464	58,278
Warehouse REIT PLC	34,314	47,222
Watkin Jones PLC	19,551	20,986
Weir Group PLC (The)	22,154	386,007
WH Smith PLC(a)	11,187	151,241
Wickes Group PLC	21,588	31,392
Wincanton PLC	10,387	39,367
Workspace Group PLC	12,236	57,371
Yellow Cake PLC(a)(b)	14,533	71,587
YouGov PLC	8,801	90,085
Young & Co’s Brewery PLC, Series A	1,874	20,245
		27,926,344

Total Common Stocks — 98.7%
(Cost: $160,027,115)		92,043,111

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	775	$31,184
Einhell Germany AG, Preference Shares, NVS	160	21,941
Fuchs Petrolub SE, Preference Shares, NVS	5,962	170,746
Jungheinrich AG, Preference Shares, NVS	3,997	99,330
Schaeffler AG, Preference Shares, NVS	10,365	53,258
Sixt SE, Preference Shares, NVS	1,447	84,281
STO SE & Co. KGaA, Preference Shares, NVS	210	27,050
		487,790
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,440	47,250

Total Preferred Stocks — 0.5%
(Cost: $811,117)		535,040

Warrants

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30)(a)(c)	5,910	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.2%
(Cost: $160,838,232)		92,578,151
Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	4,256,996	$4,256,145
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	20,000	20,000

Total Short-Term Securities — 4.6%
(Cost: $4,277,290)		4,276,145

Total Investments — 103.8%
(Cost: $165,115,522)		96,854,296

Liabilities in Excess of Other Assets — (3.8)%		(3,575,788)

Net Assets — 100.0%		$93,278,508

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,948,756	$—	$(692,440	)(a)	$542	$(713)	$4,256,145	4,256,996	$38,406	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000	)(a)	—	—	20,000	20,000	150		—
					$542	$(713)	$4,276,144		$38,556		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	16	12/16/22	$571	$27,341

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Small-Cap ETF
October 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	2	12/16/22	$163	$(3,066)
				$24,275

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,748,823	$84,284,349	$9,939	$92,043,111
Preferred Stocks	—	535,040	—	535,040
Warrants	—	—	—	—
Money Market Funds	4,276,145	—	—	4,276,145
	$12,024,968	$84,819,389	$9,939	$96,854,296
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$27,341	$—	$27,341
Liabilities
Futures Contracts	—	(3,066)	—	(3,066)
	$—	$24,275	$—	$24,275

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt